Pioneer Securitized Income Fund
Schedule of Investments  |  April 30, 2022

A: SIFFX	Y: SYFFX

Schedule of Investments  |  4/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.4%
	Asset Backed Securities — 36.2% of Net Assets
250,000(a)	AIG CLO LLC, Series 2020-1A, Class ER, 7.344% (3 Month USD LIBOR + 630 bps), 4/15/34 (144A)	$ 238,177
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	380,152
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	397,105
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	329,825
281,575	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	235,755
650,000	Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26 (144A)	631,691
600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	593,829
400,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	380,249
194,462	Diamond Resorts Owner Trust, Series 2018-1, Class D, 5.90%, 1/21/31 (144A)	191,684
116,952	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	113,829
250,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%, 7/17/28	248,292
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	476,907
600,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.62%, 6/15/27 (144A)	595,060
400,000(a)	GRACIE POINT INTERNATIONAL FUNDING, Series 2022-1A, Class E, 6.037% (SOFR30A + 575 bps), 4/1/24 (144A)	399,999
200,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	181,639
300,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 8.679% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	281,694
600,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	570,206
250,000(a)	Madison Park Funding XLV, Ltd., Series 2020-45A, Class ER, 7.394% (3 Month USD LIBOR + 635 bps), 7/15/34 (144A)	235,013
400,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	387,875
250,000(a)	Ocean Trails CLO IX, Series 2020-9A, Class ER, 8.494% (3 Month USD LIBOR + 745 bps), 10/15/34 (144A)	238,750
1Pioneer Securitized Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
400,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	$ 387,619
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	372,668
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	176,997
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	82,746
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	663,167
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	476,290
500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	497,512
	Total Asset Backed Securities (Cost $10,176,967)	$9,764,730

	Collateralized Mortgage Obligations—41.8% of Net Assets
206,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 4.139% (SOFR30A + 385 bps), 9/25/31 (144A)	$ 196,159
571,636(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	552,490
480,000(b)	CFMT LLC, Series 2020-HB4, Class M5, 6.00%, 12/26/30 (144A)	469,201
250,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 6.289% (SOFR30A + 600 bps), 10/25/41 (144A)	230,366
190,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 6.289% (SOFR30A + 600 bps), 12/25/41 (144A)	172,243
280,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 3.289% (SOFR30A + 300 bps), 1/25/42 (144A)	275,925
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 9.789% (SOFR30A + 950 bps), 3/25/42 (144A)	154,738
400,000(a)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.668% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	406,508
290,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 4.539% (SOFR30A + 425 bps), 4/25/34 (144A)	275,436
100,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 6.489% (SOFR30A + 620 bps), 11/25/41 (144A)	93,441
Pioneer Securitized Income Fund |  | 4/30/222

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
91,747(b)	FARM 21-1 Mortgage Trust, Series 2021-1, Class B, 3.247%, 7/25/51 (144A)	$ 80,783
6,774,545(b)(c)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.212%, 6/1/51 (144A)	71,972
150,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B2, 10.018% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	176,118
220,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B2, 10.068% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	260,481
96,290(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B1, 3.289% (SOFR30A + 300 bps), 8/25/33 (144A)	85,701
510,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.289% (SOFR30A + 500 bps), 8/25/33 (144A)	445,561
200,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class B2, 6.539% (SOFR30A + 625 bps), 9/25/41 (144A)	175,970
290,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B1, 4.039% (SOFR30A + 375 bps), 12/25/41 (144A)	263,181
100,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B2, 7.289% (SOFR30A + 700 bps), 12/25/41 (144A)	89,469
280,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class B2, 7.389% (SOFR30A + 710 bps), 1/25/42 (144A)	250,134
500,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 11.668% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	556,537
500,000(a)	Freddie Mac Stacr Trust, Series 2019-FTR2, Class B1, 3.668% (1 Month USD LIBOR + 300 bps), 11/25/48 (144A)	478,223
400,000(a)	Freddie Mac Stacr Trust, Series 2019-FTR3, Class B2, 5.257% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	363,888
350,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B2, 8.089% (SOFR30A + 780 bps), 11/25/41 (144A)	329,500
280,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class B1, 5.039% (SOFR30A + 475 bps), 2/25/42 (144A)	267,440
230,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class B2, 8.789% (SOFR30A + 850 bps), 2/25/42 (144A)	217,373
200,000(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/60 (144A)	192,894
3Pioneer Securitized Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
300,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 7.668% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	$ 306,077
500,000(a)	Home Re, Ltd., Series 2021-2, Class B1, 4.439% (SOFR30A + 415 bps), 1/25/34 (144A)	459,699
175,000(a)	Home Re, Ltd., Series 2022-1, Class B1, 9.275% (SOFR30A + 900 bps), 10/25/34 (144A)	174,997
4,536,590(b)(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.23%, 7/25/51 (144A)	45,842
205,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.359%, 9/25/56 (144A)	175,120
8,822,247(b)(c)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.128%, 12/25/51 (144A)	50,411
7,513,567(b)(c)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.126%, 12/25/51 (144A)	40,678
150,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 4.689% (SOFR30A + 440 bps), 4/25/34 (144A)	140,508
500,000(a)	Radnor Re, Ltd., Series 2020-1, Class B1, 3.668% (1 Month USD LIBOR + 300 bps), 1/25/30 (144A)	454,704
180,000(a)	Radnor Re, Ltd., Series 2020-2, Class B1, 8.268% (1 Month USD LIBOR + 760 bps), 10/25/30 (144A)	181,847
450,000(b)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	356,179
500,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 4.868% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	496,916
500,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 11.168% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	539,984
150,000(a)	Triangle Re, Ltd., Series 2020-1, Class B1, 8.418% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	152,084
150,000(a)	Triangle Re, Ltd., Series 2021-3, Class B1, 5.239% (SOFR30A + 495 bps), 2/25/34 (144A)	143,319
200,000(a)	Triangle Re, Ltd., Series 2021-3, Class M2, 4.039% (SOFR30A + 375 bps), 2/25/34 (144A)	191,819
250,000(b)	Vista Point Securitization Trust, Series 2020-1, Class B1, 5.375%, 3/25/65 (144A)	246,735
	Total Collateralized Mortgage Obligations (Cost $11,793,123)	$11,288,651

	Commercial Mortgage-Backed Securities—13.9% of Net Assets
150,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E, 4.304% (1 Month USD LIBOR + 375 bps), 9/15/38 (144A)	$ 146,620
Pioneer Securitized Income Fund |  | 4/30/224

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
100,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.954% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	$ 96,221
500,000(b)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	446,696
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 8.039% (SOFR30A + 775 bps), 1/25/51 (144A)	267,313
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 7.139% (SOFR30A + 685 bps), 11/25/51 (144A)	241,096
250,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 4.289% (SOFR30A + 400 bps), 11/25/51 (144A)	237,892
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.554% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	471,320
500,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 4.418% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	478,632
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.544%, 8/15/36 (144A)	426,245
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 4.054% (1 Month USD LIBOR + 350 bps), 7/15/36 (144A)	484,419
508,071(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)	465,705
	Total Commercial Mortgage-Backed Securities (Cost $3,877,222)	$3,762,159

	Corporate Bonds — 0.6% of Net Assets
	Airlines — 0.6%
93,955	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	$ 102,074
64,740	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	62,588
	Total Airlines	$164,662
	Total Corporate Bonds (Cost $158,695)	$164,662

	U.S. Government and Agency Obligations — 5.7% of Net Assets
900,000	Fannie Mae, 2.500%, 5/1/52 (TBA)	$ 821,953
5Pioneer Securitized Income Fund |  | 4/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
74,912	Fannie Mae, 3.000%, 4/1/50	$ 71,452
87,998	Fannie Mae, 3.000%, 11/1/50	83,935
600,000	Fannie Mae, 3.000%, 5/1/52 (TBA)	566,367
	Total U.S. Government and Agency Obligations (Cost $1,577,769)	$1,543,707

Shares
	SHORT TERM INVESTMENTS — 6.2% of Net Assets
	Open-End Fund — 6.2%
1,684,887(d)	Dreyfus Government Cash Management, Institutional Shares, 0.24%	$ 1,684,887
		$1,684,887
	TOTAL SHORT TERM INVESTMENTS (Cost $1,684,887)	$1,684,887
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.4% (Cost $29,268,663)	$28,208,796
	OTHER ASSETS AND LIABILITIES — (4.4)%	$(1,193,160)
	net assets — 100.0%	$27,015,636

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2022, the value of these securities amounted to $24,669,322, or 91.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2022.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2022.
(c)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2022.
Pioneer Securitized Income Fund |  | 4/30/226

Schedule of Investments  |  4/30/22
(unaudited) (continued)
FUTURES CONTRACT
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
10	U.S. 5 Year Note (CBT)	6/30/22	$(1,176,604)	$(1,126,719)	$49,885
38	U.S. 10 Year Note (CBT)	6/21/22	(4,805,428)	(4,527,937)	277,491
			$(5,982,032)	$(5,654,656)	$327,376
TOTAL FUTURES CONTRACTS			$(5,982,032)	$(5,654,656)	$327,376
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$9,764,730	$—	$9,764,730
Collateralized Mortgage Obligations	—	11,288,651	—	11,288,651
Commercial Mortgage-Backed Securities	—	3,762,159	—	3,762,159
Corporate Bonds	—	164,662	—	164,662
U.S. Government and Agency Obligations	—	1,543,707	—	1,543,707
Open-End Fund	1,684,887	—	—	1,684,887
Total Investments in Securities	$1,684,887	$26,523,909	$—	$28,208,796
Other Financial Instruments
Net unrealized appreciation on futures contracts	$327,376	$—	$—	$327,376
Total Other Financial Instruments	$327,376	$—	$—	$327,376
During the period ended April 30, 2022, there were no transfers in or out of Level 3.
7Pioneer Securitized Income Fund |  | 4/30/22